Supplementary Oil And Gas Information (12-Month Average Trailing Prices) (Details)	12 Months Ended
	Dec. 31, 2013 Natural Gas [Member] Henry Hub [Member]		Dec. 31, 2012 Natural Gas [Member] Henry Hub [Member]		Dec. 31, 2011 Natural Gas [Member] Henry Hub [Member]		Dec. 31, 2013 Natural Gas [Member] AECO [Member]		Dec. 31, 2012 Natural Gas [Member] AECO [Member]		Dec. 31, 2011 Natural Gas [Member] AECO [Member]		Dec. 31, 2013 Oil and NGLs WTI [Member]		Dec. 31, 2012 Oil and NGLs WTI [Member]		Dec. 31, 2011 Oil and NGLs WTI [Member]		Dec. 31, 2013 Oil and NGLs Edmonton Light Sweet [Member]		Dec. 31, 2012 Oil and NGLs Edmonton Light Sweet [Member]		Dec. 31, 2011 Oil and NGLs Edmonton Light Sweet [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Reference Price	3.67	[1]	2.76	[1]	4.12	[1]	3.14	[1]	2.35	[1]	3.76	[1]	96.94	[1]	94.71	[1]	96.19	[1]	93.44	[1]	87.42	[1]	96.53	[1]

[1]	(1)All prices were held constant in all future years when estimating net revenues and reserves.